Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2014
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of historical basic and diluted net loss per share:

	Three Months Ended March 31,
	2014	2013
Numerator
Net loss	$(81,765,359)	$(3,796,754)
Denominator
Weighted-average common shares outstanding used in computing basic and diluted net loss per share	67,072,057	20,636,529
Net loss per share, basic and diluted	$(1.22)	$(0.18)